Operating lease and other commitment	9 Months Ended
Sep. 30, 2019
Operating Lease And Other Commitment
NOTE 5 - Operating lease and other commitment

Effective for annual reporting periods beginning on or after January 1, 2019, IFRS 16 introduced a new approach to lessee accounting that requires a lessee to recognize assets and liabilities for the rights and obligations created by leases. IFRS 16 requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months. The IASB concluded that such an approach will result in a more faithful representation of a lessee’s assets and liabilities and, together with enhanced disclosures, greater transparency of a lessee’s financial leverage and capital employed.

We adopted this standard on January 1, 2019, with an immaterial cumulative adjustment of $11,667 to accumulated deficit rather than retrospectively adjusting prior periods. This adoption approach resulted in a balance sheet presentation that is not comparable to the prior period. We used an incremental borrowing rate as a discount rate for our operating leases. The discount rate ranges from 6.89% to 7.10%. The adoption of this standard resulted in the recognition of operating lease assets of approximately $393,000 and liabilities of approximately $405,000 as of January 1,2019. The average remaining years for our lease are 1.06 years as of September 30, 2019.

The following table provides the changes in the Corporation’s operating lease right-of-use assets for the nine months ended September 30, 2019:

(amounts in dollars)	Operating lease right-of-use asset
Balance as of January 1, 2019	$393,110
Accumulated amortization	(189,376)
Other	(4,486)
Balance as of September 30, 2019	$199,248

The following table provides the changes in the Corporation’s operating lease liability for the nine months ended September 30, 2019:

(amounts in dollars)	Total
Balance as of January 1, 2019	$404,777
Repayments of lease liability	(188,094)
Other	(2,238)
Balances as of September 30, 2019	$214,445
Lease liability due within one year	$66,212
Lease liability long term	$148,233

The total future commitment payment amount for above lease is $223,026 comparing an outstanding lease liability of $214,445 as of September 30, 2019. The difference is due to various borrowing discount rate.